UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05634

Morgan Stanley Strategist Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	July 31, 2009

Date of reporting period:	April 30, 2009

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Strategist Fund

Portfolio of Investments April 30, 2009 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (59.8%)
	Advertising/Marketing Services (0.6%)
106,720	Omnicom Group, Inc.	$3,358,478

	Aerospace & Defense (2.1%)
120,435	Northrop Grumman Corp.	5,823,032
130,270	Raytheon Co.	5,892,112
		11,715,144
	Airlines (0.5%)
260,215	Continental Airlines, Inc. (Class B) (a)	2,737,462

	Biotechnology (2.3%)
75,860	Celgene Corp. (a)	3,240,739
106,910	Gilead Sciences, Inc. (a)	4,896,478
156,300	Vertex Pharmaceuticals Inc. (a)	4,817,166
		12,954,383
	Computer Communications (0.9%)
266,500	Cisco Systems, Inc. (a)	5,148,780

	Computer Peripherals (1.0%)
434,050	EMC Corp. (a)	5,438,647

	Computer Processing Hardware (1.7%)
76,555	Apple Inc. (a)	9,632,916

	Contract Drilling (0.7%)
58,030	Diamond Offshore Drilling, Inc.	4,201,952

	Department Stores (0.5%)
61,715	Kohl’s Corp. (a)	2,798,775

	Discount Stores (0.6%)
68,835	Costco Wholesale Corp.	3,345,381

	Electric Utilities (0.2%)
51,960	American Electric Power Co., Inc.	1,370,705

	Electrical Products (0.5%)
91,640	Emerson Electric Co.	3,119,426

	Electronic Production Equipment (0.8%)
200,000	Applied Materials, Inc.	2,442,000
78,125	KLA-Tencor Corp.	2,167,188
		4,609,188
	Electronics/Appliances (0.8%)
187,240	Sony Corp. (ADR) (Japan)	4,842,026

	Finance/Rental/Leasing (0.6%)
55,750	VISA Inc. (Class A)	3,621,520

	Financial Conglomerates (1.0%)
919,710	Citigroup, Inc.	2,805,116
86,420	JPMorgan Chase & Co.	2,851,860
		5,656,976
	Food: Major Diversified (2.3%)
155,875	Kellogg Co.	6,563,896
271,454	Kraft Foods Inc. (Class A)	6,352,024
		12,915,920
	Home Building (1.0%)
319,000	Gafisa S.A. (ADR) (Brazil)	5,521,890

	Home Improvement Chains (0.7%)
186,950	Lowe’s Companies, Inc.	4,019,425

	Household/Personal Care (0.6%)
63,020	Colgate-Palmolive Co.	3,718,180

	Information Technology Services (1.6%)
88,720	International Business Machines Corp.	9,156,791

	Integrated Oil (1.8%)
73,410	Exxon Mobil Corp.	4,894,245
95,555	Hess Corp.	5,235,458
		10,129,703
	Internet Retail (0.5%)
92,470	Gamestop Corp (Class A) (a)	2,788,895

	Internet Software/Services (0.7%)
10,330	Google Inc. (Class A) (a)	4,090,370

	Investment Banks/Brokers (1.5%)
100,100	Lazard Ltd. (Class A) (Bermuda)	2,732,730
303,185	Schwab (Charles) Corp. (The)	5,602,859
		8,335,589
	Major Banks (1.0%)
630,860	Bank of America Corp.	5,633,580

	Major Telecommunications (1.1%)
244,510	AT&T Inc.	6,264,346

	Medical Specialties (4.3%)
68,605	Bard (C.R.), Inc.	4,914,176
119,000	Covidien Ltd.	3,924,620
188,010	St. Jude Medical, Inc. (a)	6,302,095
161,260	Thermo Fisher Scientific, Inc. (a)	5,657,001
78,885	Zimmer Holdings, Inc. (a)	3,470,151
		24,268,043
	Miscellaneous Commercial Services (1.2%)
534,130	E-House China Holdings Ltd (ADR) (China)	6,617,871

	Motor Vehicles (0.7%)
128,695	Honda Motor Co., Ltd. (ADR) (Japan)	3,739,877

	Oilfield Services/Equipment (1.8%)
135,700	Halliburton Co.	2,743,854
96,610	Smith International, Inc.	2,497,369
314,300	Weatherford International Ltd.	5,226,809
		10,468,032
	Other Consumer Services (0.5%)
160,480	eBay Inc. (a)	2,643,106

	Packaged Software (5.0%)
384,100	Microsoft Corp.	7,781,866
566,020	Oracle Corp. (a)	10,946,827
287,165	Sybase, Inc. (a)	9,752,123
		28,480,816
	Pharmaceuticals: Major (1.1%)
120,070	Johnson & Johnson	6,286,865

	Precious Metals (5.2%)
245,940	Barrick Gold Corp. (Canada)	7,156,854
132,400	Freeport-McMoRan Copper & Gold, Inc.	5,646,860
324,600	Goldcorp Inc. (Canada)	8,932,992
496,240	Kinross Gold Corp. (Canada)	7,666,908
		29,403,614
	Property - Casualty Insurers (0.3%)
40,000	Chubb Corp. (The)	1,558,000

	Recreational Products (1.3%)
675,760	Activision Blizzard Inc.	7,277,935

	Restaurants (1.3%)
135,750	McDonald’s Corp.	7,234,118

	Semiconductors (2.1%)
351,960	Intel Corp.	5,553,929
586,482	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR) (Taiwan)	6,199,111
		11,753,040
	Specialty Stores (0.3%)
80,545	Staples, Inc.	1,660,837

	Specialty Telecommunications (1.2%)
633,690	Qwest Communications International, Inc. (a)	2,465,054
551,590	Windstream Corp.	4,578,197
		7,043,251
	Steel (1.2%)
303,590	AK Steel Holding Corp. (a)	3,949,706
102,010	United States Steel Corp.	2,708,366
		6,658,072
	Telecommunication Equipment (1.8%)
500,000	Corning Inc.	7,310,000
224,120	Nokia Corp. (ADR) (Finland)	3,169,057
		10,479,057
	Tobacco (1.5%)
217,380	Altria Group, Inc.	3,549,815
145,390	Philip Morris International	5,263,118
		8,812,933
	Trucks/Construction/Farm Machinery (0.3%)
55,940	PACCAR, Inc.	1,982,513

	Wireless Telecommunications (1.1%)
373,593	Metropcs Communications Inc. (a)	6,384,704

	TOTAL COMMON STOCKS (Cost $288,360,821)	339,879,132

	Investment Trust/Mutual Funds (3.8%)
177,200	Alliancebernstein Holding	3,104,544
318,840	Ishares FTSE/Xinhya China 25 Index Fund	10,196,503
119,470	Proshares Ultrashort Financial	8,065,205
	Total Investment Trust/Mutual Funds (Cost $27,206,713)	21,366,252

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE
	CORPORATE BONDS (7.5%)
	Accident & Health Insurance (0.0%)
$190	Travelers Co. Inc.	5.80%	05/15/18	188,741

	Aerospace & Defense (0.1%)
130	Boeing Co.	6.00	03/15/19	136,959
293	Systems 2001 Asset Trust - 144A (Cayman Islands) (b)	6.664	09/15/13	263,885
				400,844
	Agricultural Commodities/Milling (0.0%)
170	Archer Daniels	5.45	03/15/18	173,641

	Airlines (0.1%)
457	America West Airlines, Inc. (Series 01-1)	7.10	04/02/21	313,259

	Beverages - Brewers (0.0%)
170	Coca-Cola Co.	4.875	03/15/19	173,728

	Beverages: Alcoholic (0.1%)
155	Diageo Capital PLC	5.75	10/23/17	157,651
125	Diageo Capital PLC	7.375	01/15/14	139,406
300	FBG Finance Ltd. - 144A (Australia) (b)	5.125	06/15/15	255,685
				552,742
	Biotechnology (0.1%)
135	Amgen Inc.	5.70	02/01/19	139,102
280	Amgen Inc.	5.85	06/01/17	290,088
185	Biogen Idec, Inc.	6.875	03/01/18	181,157
				610,347

	Brewery (0.0%)
185	Anheuser-Busch	7.20	01/15/14	193,060

	Broadcasting (0.0%)
155	Grupo Televisa SA	6.00	05/15/18	142,292

	Cable/Satellite TV (0.1%)
355	Comcast Corp.	5.70	05/15/18	347,675
125	Comcast Corp.	6.50	01/15/15	129,185
				476,860
	Casino/Gaming (0.0%)
180	MGM Mirage Inc. Ser 144A (b)	13.00	11/15/13	167,400

	Chemicals: Agricultural (0.0%)
70	Monsanto Co.	5.125	04/15/18	69,404
40	Potash Corp.	6.50	05/15/19	41,646
				111,050
	Chemicals: Major Diversified (0.0%)
165	DuPont (EI) De Nemours	6.00	07/15/18	169,736

	Computer Communications (0.1%)
200	Cisco Systems Inc.	4.95	02/15/19	203,949
75	Cisco Systems Inc.	5.90	02/15/39	71,222
				275,171
	Computer Processing Hardware (0.1%)
185	Hewlett-Packard Co.	4.75	06/02/14	193,572
70	Hewlett-Packard Co.	5.50	03/01/18	73,511
				267,083
	Construction Materials (0.0%)
240	CRH America Inc.	6.00	09/30/16	187,656

	Discount Stores (0.1%)
380	Wal Mart Stores Inc.	4.25	04/15/13	399,689
245	Wal Mart Stores Inc.	4.125	02/01/19	238,028
10	Wal Mart Stores Inc.	6.20	04/15/38	10,449
				648,166
	Diversified Manufacturing (0.1%)
575	Tyco Electronics Group	5.95	01/15/14	476,379

	Drugstore Chains (0.1%)
444	CVS Lease Pass Through - 144A (b)	6.036	12/10/28	330,118
200	Walgreen Co.	5.25	01/15/19	199,307
				529,425
	Education (0.0%)
205	Duke University	5.15	04/01/19	206,652

	Electric Utilities (0.7%)
190	AES Corp. (The) 144A (b)	8.75	05/15/13	192,850
145	Alabama Power	5.80	11/15/13	156,543
145	CenterPoint Energy Resources, Corp.	6.25	02/01/37	93,973
85	CenterPoint Energy Resources, Corp. (Series B)	7.875	04/01/13	89,217
175	Detroit Edison Co. (The)	6.125	10/01/10	180,268
325	E. ON International Finance BV	5.80	04/30/18	323,896
355	Electricite de France 144A (b)	6.50	01/26/19	382,841
155	FPL Group Capital Inc.	6.00	03/01/19	159,044
220	Ohio Edison Co.	6.40	07/15/16	213,827
160	Ohio Power Company (Series K)	6.00	06/01/16	155,521
100	PACIFICORP	5.50	01/15/19	103,416
195	Peco Energy Co.	5.35	03/01/18	188,351
160	PPL Energy Supply Co.	6.30	07/15/13	162,532
240	Progress Energy Note	7.05	03/15/19	254,875
20	Public Service Co. of Colorado	5.80	08/01/18	21,172
130	Public Service Co. of Colorado	6.50	08/01/38	139,327
160	Public Service Electric & Gas Co. (Series MTN B)	5.00	01/01/13	165,020
170	Texas Eastern Transmission	7.00	07/15/32	155,916
135	Union Electric Co.	6.70	02/01/19	133,098
290	Virginia Electric & Power Co.	8.875	11/15/38	376,322
				3,648,009
	Electrical Products (0.1%)
285	Cooper Industries, Inc.	5.25	11/15/12	294,057

125	Emerson Electric Co.	4.875	10/15/19	122,989
50	Emerson Electric Co.	5.00	04/15/19	49,709
				466,755
	Electronic Components (0.0%)
215	Philips Electronics NV	5.75	03/11/18	215,736

	Electronic Equipment/Instruments (0.0%)
225	Xerox Corp.	6.35	05/15/18	182,544

	Electronic Production Equipment (0.0%)
165	KLA Instruments Corp.	6.90	05/01/18	129,719

	Electronics/Appliances (0.0%)
220	LG Electronics Inc. - 144A (South Korea) (b)	5.00	06/17/10	211,681

	Finance (0.0%)
165	Pearson Dollar Finance Two PLC - 144A (b)	6.25	05/06/18	148,685

	Finance/Rental/Leasing (0.1%)
375	Nationwide Building Society - 144A (United Kingdom) (b)	4.25	02/01/10	372,371
215	SLM Corp.	8.45	06/15/18	131,125
				503,496
	Financial Conglomerates (0.8%)
345	American Express Credit Corp.	7.30	08/20/13	345,936
80	Brookfield Asset Management Inc. (Canada)	5.80	04/25/17	55,469
315	Citigroup Inc.	5.875	05/29/37	239,299
30	Citigroup Inc.	6.125	11/21/17	24,773
245	Citigroup Inc.	6.125	05/15/18	206,241
55	General Electric Capital Corp.	4.75	09/15/14	52,686
465	General Electric Capital Corp.	5.625	05/01/18	406,370
2,100	JPMorgan Chase & Co.	2.125	12/26/12	2,099,675
330	JPMorgan Chase & Co.	4.75	05/01/13	328,165
675	JPMorgan Chase & Co.	6.00	01/15/18	657,351
150	Prudential Financial, Inc.	6.625	12/01/37	92,398
				4,508,363
	Food Retail (0.1%)
50	Delhaize America, Inc.	9.00	04/15/31	54,990
160	Delhaize America, Inc.	5.875	02/01/14	162,358
100	Kroger Co. (The)	5.00	04/15/13	101,085
80	Kroger Co. (The)	6.40	08/15/17	83,405
140	McDonalds Corp.	5.70	02/01/39	133,721
5	McDonalds Corp.	6.30	10/15/37	5,117
				540,676
	Food: Major Diversified (0.2%)
145	ConAgra Foods, Inc.	7.00	10/01/28	140,875
135	Conagra, Inc.	8.25	09/15/30	142,336
180	General Mills Inc.	5.25	08/15/13	188,286
160	General Mills Inc.	5.65	02/15/19	163,660
110	Kraft Foods Inc.	6.125	02/01/18	111,847
345	Kraft Foods Inc.	6.125	08/23/18	351,076
15	Kraft Foods Inc.	6.75	02/19/14	16,361
30	Kraft Foods Inc.	7.00	08/11/37	29,578
				1,144,019
	Foods & Beverages (0.0%)
190	Dr. Pepper Snapple Group - 144A (b)	6.82	05/01/18	185,341

	Gas Distributors (0.1%)
205	NiSource Finance Corp.	6.80	01/15/19	178,083
325	NiSource Finance Corp.	1.821	11/23/09	319,067
305	Questar Market Resources Inc.	6.80	04/01/18	266,221
				763,371
	Home Improvement Chains (0.1%)
295	Home Depot Inc.	5.40	03/01/16	283,754

	Household/Personal Care (0.1%)
55	Procter & Gamble Co.	4.60	01/15/14	58,306
310	Procter & Gamble Co.	4.70	02/15/19	311,352
				369,658
	Industrial Conglomerates (0.3%)
1,205	General Electric Co.	5.25	12/06/17	1,142,222

210	Honeywell International Inc.	5.30	03/01/18	216,019
				1,358,241
	Industrial Machinery (0.0%)
195	Parker-Hannifin Corp.	5.50	05/15/18	193,142

	Industrial Specialties (0.0%)
115	Cox Communications Inc.	8.375	03/01/39	111,904

	Information Technology Services (0.0%)
195	IBM Corp.	7.625	10/15/18	231,614

	Insurance Brokers/Services (0.1%)
405	Catlin Insurance Co., Ltd. - 144A (Bahamas) (b)	7.249	12/31/49	149,324
235	Farmers Exchange Capital - 144A (b)	7.05	07/15/28	137,703
				287,027
	Integrated Oil (0.1%)
270	Chevron Corp.	4.95	03/03/19	276,422
425	ConcoPhillips	5.20	05/15/18	417,643
80	ConcoPhillips	5.75	02/01/19	81,818
				775,883
	International Banks (0.0%)
195	UBS AG	5.875	12/20/17	171,316

	Investment Banks/Brokers (0.4%)
305	Bearstearns Co. Inc.	7.25	02/01/18	311,973
180	Bearstearns Co. Inc.	6.40	10/02/17	175,488
255	Goldman Sachs Group Inc. (The)	6.75	10/01/37	194,891
850	Goldman Sachs Group Inc. (The)	6.15	04/01/18	803,087
680	Merrill Lynch & Co. (Series MTN)	6.875	04/25/18	573,966
275	NYSE Euronext	4.80	06/28/13	280,514
				2,339,919
	Life/Health Insurance (0.0%)
225	Metlife Inc.	6.817	08/15/18	212,744

	Major Banks (0.5%)
110	Bank of America Corp.	5.65	05/01/18	89,697
615	Bank of America Corp.	5.75	12/01/17	503,232
255	Bank of New York Mellon Corp. (Series MTN)	4.50	04/01/13	258,984
160	Bank of New York Mellon Corp.	5.125	08/27/13	165,977
100	Credit Suisse New York	5.00	05/15/13	98,842
135	Credit Suisse New York	6.00	02/15/18	120,605
150	Credit Suisse USA Inc.	5.125	08/15/15	146,127
385	HBOS PLC - 144A (b)	6.75	05/21/18	283,809
280	HSBC Finance Corp.	6.75	05/15/11	274,730
100	MBNA Capital I (Series A)	8.278	12/01/26	61,991
170	Wachovia Corp.	5.50	05/01/13	166,812
685	Wells Fargo Company	5.625	12/11/17	639,699
				2,810,505
	Major Telecommunications (0.6%)
235	AT&T Corp.	8.00	11/15/31	266,470
140	AT&T Inc .	6.55	02/15/39	135,070
570	AT&T Inc .	6.30	01/15/38	528,975
185	Deutsche Telekom International Finance Corp. NV (Netherlands)	8.75	06/15/30	214,141
125	France Telecom S.A. (France)	8.50	03/01/31	159,527
165	Rogers Communications	6.80	08/15/18	173,202
50	SBC Communications, Inc.	6.15	09/15/34	44,837
65	Telecom Italia Capital SA (Luxembourg)	4.95	09/30/14	60,143
145	Telecom Italia Capital SA (Luxembourg)	6.999	06/04/18	136,641
160	Telecom Italia Capital SA (Luxembourg)	4.00	01/15/10	158,912
80	Telecom Italia Capital SA (Luxembourg)	4.875	10/01/10	79,488
395	Telefonica Europe BV (Netherlands)	8.25	09/15/30	450,360
485	Verizon Communications	5.50	02/15/18	481,660
355	Verizon Communications	6.35	04/01/19	369,559
150	Verizon Communications	8.95	03/01/39	181,430
50	Verizon Wireless Capital	5.55	02/01/14	52,506
				3,492,921
	Managed Health Care (0.1%)
230	Unitedhealth Group	6.00	02/15/18	215,863
40	WellPoint Inc.	7.00	02/15/19	40,858
				256,721

	Marine Shipping (0.1%)
145	Union Pacific Corp.	6.125	02/15/20	140,924
225	Union Pacific Corp.	7.875	01/15/19	248,753
				389,677
	Media Conglomerates (0.3%)
290	News America Inc. - 144A (b)	6.90	03/01/19	273,386
445	Time Warner Cable Inc.	6.75	07/01/18	451,034
90	Time Warner Cable Inc.	8.25	04/01/19	99,635
195	Time Warner Cable Inc.	8.75	02/14/19	219,584
125	Time Warner, Inc.	5.875	11/15/16	120,771
185	Time Warner, Inc.	7.70	05/01/32	168,824
200	Viacom, Inc.	6.875	04/30/36	163,536
255	Vivendi - 144A (b)	6.625	04/04/18	229,940
				1,726,710
	Medical Specialties (0.0%)
65	Baxter International	5.375	06/01/18	66,306

	Motor Vehicles (0.1%)
250	DaimlerChrysler North American Holdings Co.	8.50	01/18/31	235,065
150	Harley-Davidson Funding - 144A (b)	6.80	06/15/18	106,131
				341,196
	Multi-Line Insurance (0.1%)
450	AIG SunAmerica Global Financing VI - 144A (b)	6.30	05/10/11	355,808
405	Two-Rock Pass Through - 144A (Bahamas) (b) (e)	2.168	12/31/49	1,316
				357,124
	Oil & Gas Pipelines (0.1%)
89	Colorado Interstate Gas Co.	6.80	11/15/15	88,871
200	Enterprise Products Operation	6.50	01/31/19	183,801
100	GAZ Capital SA - 144A (luxembourg) (b)	6.51	03/07/22	67,250
260	Kinder Morgan Finance Co. (Canada)	5.70	01/05/16	226,850
190	Plains All American Pipeline LP/PAA Finance Corp.	6.70	05/15/36	137,497
				704,269
	Oil & Gas Production (0.2%)
125	Apache Corp.	6.90	09/15/18	136,750
210	Devon Financing Corp.	7.875	09/30/31	228,721
150	Encana Corp.	5.90	12/01/17	148,022
25	Encana Corp.	6.50	05/15/19	25,706
305	XTO Energy Corp.	5.50	06/15/18	290,387
				829,586
	Oil Related (0.0%)
180	Tranocean Inc.	6.00	03/15/18	178,293

	Oilfield Services/Equipment (0.0%)
190	Weatherford International Inc.	6.00	03/15/18	159,305

	Other Metals/Minerals (0.1%)
190	Brascan Corp. (Canada)	7.125	06/15/12	171,207
130	Rio Tinto Finance (USA) Ltd. (Australia)	6.50	07/15/18	117,307
				288,514
	Pharmaceuticals: Major (0.3%)
135	Astrazeneca PLC	6.45	09/15/37	145,800
40	Bristol-Myers Squibb	5.45	05/01/18	41,013
155	Glaxosmithkline Capital Inc.	5.65	05/15/18	161,161
215	Novartis Capital Corp.	4.125	02/10/14	223,078
565	Pfizer Inc.	6.20	03/15/19	608,358
360	Roche Holdings Inc. - 144A (b)	6.00	03/01/19	375,006
35	Wyeth	5.45	04/01/17	35,531
25	Wyeth	5.50	02/15/16	25,676
				1,615,623
	Property - Casualty Insurers (0.2%)
225	Ace Ina Holdings	5.60	05/15/15	212,000
420	Berkshire Hathaway Finance Corp. - 144A (b)	5.40	05/15/18	424,590
60	Chubb Corp.	5.75	05/15/18	59,411
215	Platinum Underwriters Finance Inc. (Series B)	7.50	06/01/17	151,503
465	Xlliac Global Funding - 144A (b)	4.80	08/10/10	423,383
				1,270,887
	Railroads (0.1%)
70	Canadian National Railway Co.	5.55	05/15/18	70,996
60	Canadian National Railway Co.	5.55	03/01/19	61,137
160	Korea Railroad Corp. - 144A (b)	5.375	05/15/13	142,533

135	Norfolk Southern Corp.	5.75	01/15/16	133,175
				407,841
	Restaurants (0.1%)
55	McDonalds Corp.	5.00	02/01/19	55,864
180	Tricon Global Restaurants, Inc.	8.875	04/15/11	193,331
95	YUM! Brands Inc.	6.25	03/15/18	89,775
				338,970
	Savings Banks (0.2%)
355	Household Finance Corp.	6.375	10/15/11	350,696
475	Sovereign Bancorp, Inc.	1.457	03/23/10	441,736
				792,432
	Services to the Health Industry (0.0%)
190	Medco Health Solutions	7.125	03/15/18	188,260

	Steel (0.0%)
240	ArcelorMittal - 144A (b)	6.125	06/01/18	193,722

	Telecommunications (0.0%)
55	Qwest Corp.	6.50	06/01/17	49,225

	Telecommunication Equipment (0.0%)
30	Nokia Corp.	5.375	05/15/19	29,723

	Tobacco (0.1%)
115	Altria Group Inc.	9.25	08/06/19	131,910
155	Bat International Finance PLC- 144A (b)	9.50	11/15/18	176,410
235	Phillip Morris International	5.65	05/16/18	238,227
160	Reynolds American Inc.	6.50	07/15/10	160,062
				706,609
	Trucks/Construction/Farm Machinery (0.1%)
95	Caterpillar Financial Services	4.90	08/15/13	94,422
165	John Deere Capital Corp.	5.75	09/10/18	163,337
				257,759
	Wireless Telecommunications (0.0%)
215	Vodafone Group PLC.	5.625	02/27/17	216,682

	TOTAL CORPORATE BONDS (Cost $45,476,912)			42,916,689

	U.S. Government Agencies - Mortgage-Backed Securities (0.5%)
	Federal Home Loan Mortgage Corp. (PC) Gold
453		6.50	05/01/29-09/01/32	484,725
23		7.50	01/01/30	24,799
	Federal Home Loan Mortgage Corp.
45		7.50	10/01/32	48,698
	Federal National Mortgage Association
150		6.50	12/01/29	161,630
1,158		7.00	12/01/17-02/01/31	1,250,612
167		7.50	11/01/29-05/01/32	182,468
853		8.00	05/01/26-02/01/32	932,442

	Total U.S. Government Agencies - Mortgage-Backed Securities (Cost $2,987,986)			3,085,373

	U.S. Government Agencies & Obligations (9.2%)
	Federal Home Loan Mortgage Corp.
1,370		2.5	01/07/14	1,376,787
160		5.125	11/17/17	178,636
3,930		5.5	08/23/17	4,462,928
500		6.75	03/15/31	641,223
	Federal National Mortgage Association
2,300		1.875	04/20/12	2,309,425
1,350		2.75	03/13/14	1,366,632
150		5.00	05/11/17	165,114
	U.S. Treasury Bond
1,106		4.75	08/15/17	1,253,237
1,526		6.25	08/15/23	1,908,455
	U.S. Treasury Inflation Bond (TIPS)
485		3.625	04/15/28	562,080

	U.S. Treasury Note
3,000		0.875		03/31/11	3,000,939
7,000		1.375		03/15/12	7,015,316
1,509		1.50		12/31/13	1,481,651
2,560		1.75		01/31/14	2,536,814
4,440		1.75		01/31/14	4,391,440
3,500		1.875		02/28/14	3,483,316
620		2.75		02/15/19	600,720
3,550		3.50		02/15/39	3,217,731
735		4.00		08/15/18	788,748
285		4.375		02/15/38	299,607
500		5.375		02/15/31	589,063
	U.S. Treasury Strip
3,685		0.00		11/15/19	2,196,032
5,790		0.00		11/15/21	3,872,618
2,790		0.00		05/15/21	1,705,167
4,320		0.00		11/15/21	2,571,610
	Total U.S. Government Agencies & Obligations (Cost $51,482,671)				51,975,289

	Asset-Backed Securities (0.4%)
586	Capital Auto Receivables Asset Trust 2006-2 A3A	4.98		05/15/11	593,140
366	Capital Auto Receivables Assets Trust 2007-SN1 Class A3B	0.511	(d)	07/15/10	357,144
151	Capital One Auto Finance Trust 2006-C A3A	5.07		07/15/11	148,454
86	CIT Equipment Collateral 2006-VT2 A3	5.07		02/20/10	86,501
219	GS Auto Loan Trust 2006-1 A3	5.37		12/15/10	220,478
318	Harley Davidson Motorcycle Trust 2005-3 A2	4.41		06/15/12	313,806
470	Harley-Davidson Motorcycle Trust 2005-2 A2	4.07		02/15/12	463,560
	Total Asset-Backed Securities (Cost $2,196,070)				2,183,083

	Foreign Government Obligation (0.1%)
655	Brazilian Government International Bond (Cost $668,755)	6.00		1/17/2017	667,773

NUMBER OF
CONTRACTS
Call Options Purchased (0.0%)
205	2 Year Mid CRV Euro September/2009 @ 97.75 (Cost $158,656)	48,688

PRINCIPAL
AMOUNT IN
THOUSANDS
	Short-Term Investments (f) (19.0%)
	Tax-Exempt Municipal Obligations (0.0%)
$135	California Short-Term Municipal Obligations (Cost $135,683)	5.95%	4/1/2016	141,494

	U.S. Government Agencies & Obligations (0.6%)
3,264	U.S. Treasury Bills (Cost $3,263,778) (c)	0.04-0.33	05/15/09	3,263,778

NUMBER OF
SHARES (000)
	Investment Company (g) (18.4%)
104,541	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $104,541,450)	104,541,450

	TOTAL SHORT-TERM INVESTMENTS (Cost $107,940,911)	107,946,722

	Total Investments (Cost $526,479,495) (h) (i)	100.3%	570,069,001
	Total Written Options Outstanding (Premiums $25,357)	(0.0)	(5,125)
	Liabilities in Excess of Other Assets	(0.3)	(1,590,296)
	Net Assets	100.0%	$568,473,580

ADR	American Depositary Receipt.
ARM	Adjustable Rate Mortgage.
MTN	Medium-Term Note.
PC	Participation Certificate.
TIPS	Treasury Inflation Protection Securities.
(a)	Non-income producing security.
(b)	Resale is restricted to qualified institutional investors.
(c)	A portion of this security has been physically segregated in connection with open future contracts.
(d)	Variable rate security. Rate shown is the rate in effect at April 30, 2009.
(e)	Foreign security issued with perpetual maturity.
(f)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(g)

The Fund invests in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional LiquidityFunds -Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class.

(h)	Securities have been designated as collateral in connection with open futures contracts and open swap contracts.
(i)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Options Written at April 30, 2009

NUMBER OF		STRIKE	EXPIRATION
CONTRACTS	DESCRIPTION	PRICE	DATE	PREMIUM	VALUE

205	Call Options on Euro $2 Year Mid-Crv Futures	$98.50	September 2009	$25,357	$5,125

Futures Contracts Open at April 30, 2009:

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)
131	Long	U.S.Treasury Notes 2 Year, June 2009	$28,498,641	$73,779
14	Long	90 Day Euro$ Futures March 2011	3,417,750	552
7	Long	90 Day Euro$ Futures June 2011	1,704,150	(765)
7	Long	90Day Euro$ Futures September 2011	1,700,038	(1,641)
7	Long	90Day Euro$ Futures December 2011	1,696,100	(2,210)
7	Short	90Day Euro$ Futures March 2012	(1,693,650)	8,137
21	Short	U.S.Treasury Notes 20 Year, June 2009	(2,573,813)	136,390
22	Short	U.S.Treasury Notes 5 Year, June 2009	(2,577,094)	15,419
135	Short	U.S.Treasury Notes 10 Year, June 2009	(16,326,563)	(11,024)

		Net Unrealized Appreciation		$144,859

Interest Rate Swap Contracts Open at April 30, 2009:

	NOTIONAL	PAYMENTS		PAYMENTS			UNREALIZED
	AMOUNT	RECEIVED		MADE		TERMINATION	APPRECIATION
COUNTERPARTY	(000’S)	BY FUND		BY FUND		DATE	(DEPRECIATION)
Barclays Bank***	$570	Floating Rate 0.000	#	Fixed Rate 2.408		April 15, 2028	$25,292

Barclays Bank***	2,035	Floating Rate 0.000	#	Fixed Rate 0.000	**	November 15, 2021	(315,164)

Barclays Bank***	2,645	Floating Rate 0.000	#	Fixed Rate 0.000	**	November 15, 2019	(353,275)

Barclays Bank***	4,320	Floating Rate 0.000	#	Fixed Rate 0.000		November 15, 2019	(104,553)

Bank of America N.A.	7,430	Fixed Rate 2.435%		Floating Rate 1.10	#	April 23, 2014	(43,614)

Bank of America N.A.***	4,320	Floating Rate 0.000	#	Fixed Rate 0.000		November 15, 2021	(98,963)

JPMorgan Chase Bank N.A. New York ***	2,406	Floating Rate 0.000	#	Fixed Rate 0.000	**	November 15, 2021	(348,417)

JPMorgan Chase Bank N.A. New York ***	1,568	Floating Rate 0.000	#	Fixed Rate 0.000	**	May 15 ,2021	(250,116)

Merrill Lynch,Pierce,Fenner & Smith Inc.	5,000	Floating Rate 0.000	#	Fixed Rate 1.000		June 20 ,2014	38,437

Tyco Electrics Group	90	Floating Rate 0.000	#	Fixed Rate 5.000		June 20 ,2014	(4,908)

Sealed Air Corp.	465	Floating Rate 0.000	#	Fixed Rate 1.12		March 20 ,2018	1,441

UBS AG***	920	Floating Rate 0.000	#	Fixed Rate 0.000	**	November 15, 2019	(99,875)

UBS AG***	1,470	Floating Rate 0.000	#	Fixed Rate 0.000		November 15, 2019	(31,148)

	Net Unrealized Depreciation						$(1,584,864)

EUR   Euro.

#	Floating rate based on USD-3 Month LIBOR.
**	Portfolio will make payments of $1,650,364, $1,675,253, $1,914,399, $1,221,825, $550,203, respectively on termination date.
***	Forward interest rate swap. Periodic payments on specified notional contract amount with future effective date, unless terminated earlier.

MS Strategist Fund

Notes to the Portfolio of Investments

FAS 157

4/30/2009

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective August 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund’s investments carried at value:

		Fair Value Measurements at April 30, 2009 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Assets:
Investments in Securities	$570,020,313	$465,786,834	$104,233,479	—
Other Financial Instruments*	332,495	267,325	65,170	—
Total	$570,352,808	$466,054,159	$104,298,649	—

Liabilities:
Other Financial Instruments*	$(1,655,159)	$(5,125)	$(1,650,034)	—

*Other financial instruments include futures, options and swap contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in
Securities

Beginning Balance	$6,736,580
Net purchases (sales)	(5,352,693)
Transfers in and/or out	(896,365)
Change in unrealized appreciation/depreciation	7,961,320
Realized gains (losses)	(8,448,842)
Ending Balance	$0

Net change in unrealized appreciation/depreciation from investments still held as of April 30, 2009	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) credit default/interest rate swaps are marked-to-market daily based upon quotations from market makers; (7) listed/written options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and asked price; (8) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.  Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (9) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (10) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (11) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Strategist Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 19, 2009

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 19, 2009